Management of financial risk - Financial guarantee fee receivables (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of credit risk exposure
Financial guarantee fee receivables, Gross carrying amount	¥ 174	¥ 55,296
Financial guarantee fee receivables, Loss allowance	74	7,335	¥ 20,782	¥ 3,863
Credit risk
Disclosure of credit risk exposure
Financial guarantee fee receivables, Gross carrying amount	174	55,296
Financial guarantee fee receivables, Loss allowance	74	7,335
Credit risk | Stage 1
Disclosure of credit risk exposure
Financial guarantee fee receivables, Gross carrying amount	91	51,073
Financial guarantee fee receivables, Loss allowance	7	3,976
Credit risk | Stage 2
Disclosure of credit risk exposure
Financial guarantee fee receivables, Gross carrying amount	83	4,223
Financial guarantee fee receivables, Loss allowance	¥ 67	¥ 3,359